DEPOSITS - Schedule of Deposits (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of security deposits and maintenance reserves [Line Items]
Total net	R$ 2,801,636	R$ 2,879,709
Provision for loss	(583,755)	(725,591)
Current	300,945	502,085
Non-current	2,500,691	2,377,624
Total
Disclosure of security deposits and maintenance reserves [Line Items]
Total net	3,385,391	3,605,300
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Total net	722,563	807,590
Security deposits | Total
Disclosure of security deposits and maintenance reserves [Line Items]
Total net	722,563	807,590
Maintenance reserves
Disclosure of security deposits and maintenance reserves [Line Items]
Total net	2,079,073	2,072,119
Maintenance reserves | Total
Disclosure of security deposits and maintenance reserves [Line Items]
Total net	R$ 2,662,828	R$ 2,797,710